Summary of Significant Accounting Policies - Schedule of our Revenue by Product Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of our Revenue by Product Categories [Line Items]
Total	$ 33,535,351	$ 44,863,430	$ 51,428,054
Fittings [Member]
Schedule of our Revenue by Product Categories [Line Items]
Total	11,018,432	13,617,429	9,784,712
Flanges [Member]
Schedule of our Revenue by Product Categories [Line Items]
Total	21,732,191	30,923,382	40,773,687
Others [Member]
Schedule of our Revenue by Product Categories [Line Items]
Total	$ 784,728	$ 322,619	$ 869,655